Goodwill and Intangible Assets Goodwill (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) intangible_asset	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Goodwill	$ 452,700,000	$ 452,700,000
Goodwill, Impaired, Accumulated Impairment Loss	0
Amortization of intangible assets	56,900,000	66,300,000	$ 72,000,000.0
Software rights
Goodwill [Line Items]
Gross Carrying Amount	$ 69,100,000	$ 79,100,000
Number of Intangible Assets | intangible_asset	1
Fully Amortized | Software rights
Goodwill [Line Items]
Gross Carrying Amount	$ 10,000,000.0